Document and Entity Information - USD ($)	9 Months Ended
	Jun. 30, 2018	Aug. 01, 2018	Feb. 15, 2018	Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	Financial Gravity Companies, Inc.
Entity Central Index Key	0001377167
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 37,762,295
Entity Common Stock, Shares Outstanding		35,837,900	35,837,900
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018